Income Tax Expense/(Benefit) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Components of income tax expense

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$5	$5	$5
Other overseas taxes	—	1	—
Deferred income tax expense/(benefit)	(12)	16	39
Income tax expense/(benefit)	$(7)	$22	$44

Effective income tax rate reconciliation
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to profits of the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2018	2017	2016
	US$ in millions
Profit before income tax	$1,868	$1,625	$1,268
Tax calculated at domestic rates applicable to profits in the respective jurisdictions	238	208	161
Tax effects of :
Income not subject to tax(i)	(905)	(837)	(720)
Expenses not deductible for tax purposes(i), (ii)	574	549	483
Amortization of pre-opening expenses previously not recognized	(3)	(9)	(8)
Pre-opening expenses for which no deferred income tax assets were recognized	—	—	9
Origination and reversal of temporary difference, net	4	20	32
Tax losses for which no deferred income tax assets were recognized	80	87	83
Lump sum in lieu of Macao complementary tax of dividends	5	5	5
Other	—	(1)	(1)
Income tax (benefit)/expense	$(7)	$22	$44

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(i)
For the three years ended December 31, 2018, VML was exempt from Macao complementary tax on its gaming activities (see also Note 9(a)). In addition, lease/right of use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right of use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above.

Additionally, for the three years ended December 31, 2018, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.

(ii)
Lease/right of use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao expired in August 2012 and that for The Venetian Macao, The Plaza Macao and The Parisian Macao will be expiring in August 2019, August 2020 and September 2028, respectively. Regarding Sands Cotai Central, the procedures for registration at the tax department are in progress and the exact date of expiration of the exemption cannot be determined at this stage.